Intrepid Capital Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 60.8%	Shares	Value
Capital Goods - 6.5%
Acuity Brands, Inc.	6,816	$1,396,121
Watsco, Inc.	3,521	1,508,643
		2,904,764

Commercial & Professional Services - 6.8%
Atento SA(a)(b)	96,558,308	434,513
Copart, Inc.(b)	34,852	1,707,748
WNS Holdings Ltd. - ADR(b)	13,857	875,763
		3,018,024

Consumer Discretionary Distribution & Retail - 3.6%
TJX Cos., Inc.	17,307	1,623,570

Consumer Durables & Apparel - 3.1%
Garmin Ltd.	10,898	1,400,829

Consumer Staples Distribution & Retail - 1.6%
Dollar General Corp.	5,121	696,200

Energy - 2.4%
Civitas Resources, Inc.	15,507	1,060,369

Financial Services - 7.4%
Berkshire Hathaway, Inc. - Class B(b)	4,615	1,645,986
Jefferies Financial Group, Inc.	41,253	1,667,033
		3,313,019

Food, Beverage & Tobacco - 2.7%
Becle SAB de CV	617,272	1,208,662

Health Care Equipment & Services - 2.7%
CVS Health Corp.	15,520	1,225,459

Insurance - 4.2%
Markel Group, Inc.(b)	640	908,736
W R Berkley Corp.	13,833	978,270
		1,887,006

Media & Entertainment - 9.8%
Alphabet, Inc. - Class A(b)	10,924	1,525,974
Live Nation Entertainment, Inc.(b)	13,308	1,245,629
Take-Two Interactive Software, Inc.(b)	9,872	1,588,898
		4,360,501

Real Estate Management & Development - 4.1%
FRP Holdings, Inc.(b)	29,429	1,850,495

Software & Services - 5.9%
Accenture PLC - Class A	3,453	1,211,692
Dropbox, Inc. - Class A(b)	49,233	1,451,389
		2,663,081
TOTAL COMMON STOCKS (Cost $17,974,047)		27,211,979

CORPORATE BONDS - 26.0%	Par	Value
Commercial & Professional Services - 2.5%
Atento Luxco 1 SA
20.00% (20.00% PIK), 02/17/2025 (a)(c)	416,045	416,045
20.00% (20.00% PIK), 03/10/2025 (a)(c)	692,338	692,338
		1,108,383

Consumer Discretionary Distribution & Retail - 7.4%
Foot Locker, Inc., 4.00%, 10/01/2029 (c)	1,000,000	828,755
QVC, Inc., 4.85%, 04/01/2024	1,500,000	1,486,645
Valvoline, Inc., 4.25%, 02/15/2030 (c)	1,000,000	993,274
		3,308,674

Consumer Durables & Apparel - 3.1%
Vista Outdoor, Inc., 4.50%, 03/15/2029 (c)	1,400,000	1,368,262

Consumer Services - 2.6%
Brinker International, Inc., 8.25%, 07/15/2030 (c)	500,000	523,535
Nathan's Famous, Inc., 6.63%, 11/01/2025 (c)	635,000	634,219
		1,157,754

Financial Services - 0.1%
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	66,000	64,514

Food, Beverage & Tobacco - 2.2%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (c)	1,064,000	993,926

Media & Entertainment - 1.3%
Skillz, Inc., 10.25%, 12/15/2026 (c)	706,000	582,605

Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
Celgene Corp., 3.90%, 02/20/2028	23,000	21,954
Trulieve Cannabis Corp., 8.00%, 10/06/2026	1,500,000	1,268,782
		1,290,736

Telecommunication Services - 1.9%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	1,000,000	841,300

Utilities - 2.1%
IEA Energy Services LLC, 6.63%, 08/15/2029 (c)	1,000,000	926,120
TOTAL CORPORATE BONDS (Cost $11,446,293)		11,642,274

BANK LOANS - 6.1%	Par	Value
Health Care Equipment & Services - 3.9%
Gage Growth Corp. First Lien, 13.75%, 11/01/2024	738,605	735,355
Shryne Group, Inc., 7.50%, 05/26/2026	751,671	742,576
VCP23, LLC, 7.00%, 04/30/2024	237,000	225,150
		1,703,081

Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Verano Holdings Corp., 14.75%, 10/30/2026	1,000,000	1,000,000
TOTAL BANK LOANS (Cost $2,713,046)		2,703,081

CONVERTIBLE PREFERRED STOCKS - 2.5%		Value
Energy - 2.5%
Equitrans Midstream Corp., Series A, 9.75% to 03/31/2024 then 3 mo. LIBOR US + 8.15%, Perpetual	50,000	1,124,485
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,100,000)		1,124,485

PREFERRED STOCKS - 1.8%		Value
Commercial & Professional Services - 1.8%
Atento SA(a)	815,537	815,537
TOTAL PREFERRED STOCKS (Cost $815,537)		815,537

CONVERTIBLE BONDS - 0.1%	Par	Value
Financial Services - 0.1%
EZCORP, Inc., 2.88%, 07/01/2024	56,000	57,428
TOTAL CONVERTIBLE BONDS (Cost $56,994)		57,428

WARRANTS - 0.1%	Contracts	Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Cansortium Holdings LLC, Expires 04/29/2025, Exercise Price $1.20(b)	250,000	15,000
Green Thumb Industries, Inc, Expires 10/15/2026, Exercise Price $30.00(b)	7,328	8,244
Total Pharmaceuticals, Biotechnology & Life Sciences		23,244
TOTAL WARRANTS (Cost $0)		23,244

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(d)	907,994	907,994
TOTAL SHORT-TERM INVESTMENTS (Cost $907,994)		907,994

TOTAL INVESTMENTS - 99.4% (Cost $35,013,911)		$44,486,022
Other Assets in Excess of Liabilities - 0.6%		259,830
TOTAL NET ASSETS - 100.0%		$44,745,852

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
PIK - Payment In Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,358,433 or 5.3% of net assets as of December 31, 2023.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $7,959,079 or 17.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Intrepid Capital Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Capital Goods	2,904,764	–	–	2,904,764
Commercial & Professional Services	2,583,510	–	434,512	3,018,024
Consumer Discretionary Distribution & Retail	1,623,570	–	–	1,623,570
Consumer Durables & Apparel	1,400,829	–	–	1,400,829
Consumer Staples Distribution & Retail	696,200	–	–	696,200
Energy	1,060,369	–	–	1,060,369
Financial Services	3,313,019	–	–	3,313,019
Food, Beverage & Tobacco	1,208,662	–	–	1,208,662
Health Care Equipment & Services	1,225,459	–	–	1,225,459
Insurance	1,887,006	–	–	1,887,006
Media & Entertainment	4,360,500	–	–	4,360,501
Real Estate Management & Development	1,850,496	–	–	1,850,495
Software & Services	2,663,082	–	–	2,663,081
Common Stocks - Total	$26,777,466	$–	$434,512	$27,211,979
Corporate Bonds
Commercial & Professional Services	–	–	1,108,383	1,108,383
Consumer Discretionary Distribution & Retail	–	3,308,674	–	3,308,674
Consumer Durables & Apparel	–	1,368,262	–	1,368,262
Consumer Services	–	1,157,754	–	1,157,754
Financial Services	–	64,514	–	64,514
Food, Beverage & Tobacco	–	993,926	–	993,926
Media & Entertainment	–	582,605	–	582,605
Pharmaceuticals, Biotechnology & Life Sciences	–	1,290,737	–	1,290,736
Telecommunication Services	–	841,300	–	841,300
Utilities	–	926,120	–	926,120
Corporate Bonds - Total	–	10,533,892	1,108,383	11,642,274
Bank Loans	–	2,703,081	–	2,703,081
Convertible Preferred Stocks	–	1,124,485	–	1,124,485
Preferred Stocks	–	–	815,537	815,537
Warrants	–	23,244	–	23,244
Convertible Bonds	–	57,428	–	57,428
Money Market Funds	907,994	–	–	907,994
Total Investments	$27,685,460	$14,442,130	$2,358,432	$44,486,022

Refer to the Schedule of Investments for industry classifications.